Other assets (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfOtherAssetsLineItems [Line Items]
Other assets	€ 696	€ 264
Prepaid expenses
SummaryOfOtherAssetsLineItems [Line Items]
Other assets	504	33
Government grant receivables
SummaryOfOtherAssetsLineItems [Line Items]
Other assets	93	90
VAT receivables
SummaryOfOtherAssetsLineItems [Line Items]
Other assets	27	128
Others
SummaryOfOtherAssetsLineItems [Line Items]
Other assets	€ 71	€ 13